Contract Liabilities / Deferred Revenue - Summary of Contract Liabilities and Deferred Revenue (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure of contract liabilities and deferred revenue [line items]
Deferred revenue, Beginning balance	¥ 3,351	¥ 3,351
-Current		0	¥ 1,502
-Non-current		0	1,849
Deferred revenue, Ending balance	0
Contract liabilities, Beginning balance	3,261	3,261
Addition as a result of increase of the unredeemed credits under the frequent flyer award programmes		2,161
Reduction as a result of revenue recognised during the year		(1,711)
-Recognised as revenue from opening balance of contract liabilities		(1,461)
-Recognised as revenue from current year addition of contract liabilities		(250)
Contract liabilities, Ending balance		3,711
-Current		1,693	¥ 0
-Non-current		2,018
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member]
Disclosure of contract liabilities and deferred revenue [line items]
-Current		1,808
-Non-current		2,057
- Change in measurement of revenue under frequent flyer award programmes	(90)
-Change in presentation	(3,261)
Contract liabilities, Beginning balance	3,261	3,261
Contract liabilities, Ending balance		1,693
Unadjusted Balance [member]
Disclosure of contract liabilities and deferred revenue [line items]
Contract liabilities, Beginning balance	¥ 0	¥ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).